Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31,
	2024	2025
Cost:
Buildings	184,813,833	184,813,835
Electronic devices and other general equipment	4,220,664	4,338,116
Leasehold improvements	3,118,069	2,558,798
Total cost	192,152,566	191,710,749
Less: Accumulated depreciation	(44,902,512)	(48,939,349)
Property and equipment, net	147,250,054	142,771,400